Debt - Bonds - Additional Information (Detail) In Thousands, unless otherwise specified			0 Months Ended												0 Months Ended			0 Months Ended				0 Months Ended							0 Months Ended					1 Months Ended	0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 14, 2012 Ruble Denominated Bonds [Member] USD ($) Bonds	Feb. 22, 2011 Ruble Denominated Bonds [Member] USD ($) Bonds	Sep. 07, 2010 Ruble Denominated Bonds [Member] USD ($) Bonds	Jul. 30, 2009 Ruble Denominated Bonds [Member] USD ($) Bonds	Feb. 14, 2012 Ruble Denominated Bonds [Member] USD ($)	Feb. 14, 2012 Ruble Denominated Bonds [Member] RUB	Feb. 22, 2011 Ruble Denominated Bonds [Member] USD ($)	Feb. 22, 2011 Ruble Denominated Bonds [Member] RUB	Sep. 07, 2010 Ruble Denominated Bonds [Member] USD ($)	Sep. 07, 2010 Ruble Denominated Bonds [Member] RUB	Jul. 30, 2009 Ruble Denominated Bonds [Member] USD ($)	Jul. 30, 2009 Ruble Denominated Bonds [Member] RUB	Feb. 24, 2015 Ruble Denominated Bonds [Member] Subsequent Event [Member] USD ($)	Jan. 26, 2015 Ruble Denominated Bonds [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2014 Ruble Denominated Bonds [Member] Obligatory Redemption Date August 25, 2020 [Member] USD ($)	Jun. 09, 2011 Ruble Denominated Bonds [Member] Obligatory Redemption Date May 27, 2021 [Member] USD ($) Bonds	Dec. 31, 2014 Ruble Denominated Bonds [Member] Obligatory Redemption Date May 27, 2021 [Member] USD ($)	Jun. 09, 2011 Ruble Denominated Bonds [Member] Obligatory Redemption Date May 27, 2021 [Member] USD ($)	Jun. 09, 2011 Ruble Denominated Bonds [Member] Obligatory Redemption Date May 27, 2021 [Member] RUB	Jun. 14, 2011 Ruble Denominated Bonds [Member] Obligatory Redemption Date June 1, 2021 [Member] USD ($) Bonds	Dec. 31, 2014 Ruble Denominated Bonds [Member] Obligatory Redemption Date June 1, 2021 [Member] USD ($)	Jun. 14, 2011 Ruble Denominated Bonds [Member] Obligatory Redemption Date June 1, 2021 [Member] USD ($)	Jun. 14, 2011 Ruble Denominated Bonds [Member] Obligatory Redemption Date June 1, 2021 [Member] RUB	Dec. 31, 2014 Ruble Denominated Bonds [Member] Obligatory Redemption Date February 10, 2015 [Member] USD ($)	Dec. 31, 2014 Ruble Denominated Bonds [Member] Obligatory Redemption Date July 21, 2016 [Member] USD ($)	Dec. 31, 2014 Ruble Denominated Bonds [Member] Demand Repayment on August 21, 2014 [Member] USD ($)	Feb. 14, 2012 First Coupon [Member] Ruble Denominated Bonds [Member]	Feb. 22, 2011 First Coupon [Member] Ruble Denominated Bonds [Member]	Sep. 07, 2010 First Coupon [Member] Ruble Denominated Bonds [Member]	Jul. 30, 2009 First Coupon [Member] Ruble Denominated Bonds [Member]	Jun. 09, 2011 First Coupon [Member] Ruble Denominated Bonds [Member] Obligatory Redemption Date May 27, 2021 [Member]	Jun. 14, 2011 First Coupon [Member] Ruble Denominated Bonds [Member] Obligatory Redemption Date June 1, 2021 [Member]	Feb. 14, 2012 Fifth to Sixth Coupon [Member] Ruble Denominated Bonds [Member]	Jul. 30, 2009 Seventeen to Twenty-second Coupon [Member] Ruble Denominated Bonds [Member]	Jul. 30, 2009 Twenty-third to Twenty-fourth Coupon [Member] Ruble Denominated Bonds [Member]	Jul. 30, 2009 Thirteen to Sixteen Coupon [Member] Ruble Denominated Bonds [Member]	Feb. 22, 2011 Seven to Eight Coupon [Member] Ruble Denominated Bonds [Member]	Feb. 22, 2011 Nine to Eleven Coupon [Member] Ruble Denominated Bonds [Member]
Debt Instrument [Line Items]
Number of bonds issued			5,000,000	5,000,000	5,000,000	5,000,000												5,000,000				5,000,000
Aggregate principal amount							$ 167,295	5,000,000	$ 342,996	10,000	$ 327,042	10,000,000	$ 159,154	5,000,000						$ 361,210	10,000,000			$ 179,916	5,000,000
Bonds, par value			100.00%	100.00%	100.00%	100.00%												100.00%				100.00%
Interest payable in arrears			6 months	6 months	6 months	3 months												6 months				6 months
Debt instrument interest rate																													10.30%	8.30%	10.00%	19.00%	8.40%	8.40%	13.00%	13.00%	8.00%	11.30%	13.00%	8.00%
Bonds interest rate terms			The interest rate for the second to the fourth coupon periods is set as equal to that of the first period	The interest rate for the second to the sixth coupon periods is set as equal to that of the first period	The interest rate for the second to the tenth coupon periods is set as equal to that of the first period	The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period												The interest rate for the second to the tenth coupon periods is set as equal to that of the first period				The interest rate for the second to the tenth coupon periods is set as equal to that of the first period
Debt obligation redemption date			February 10, 2015	February 9, 2021	August 25, 2020	July 21, 2016												May 27, 2021				June 1, 2021
Capitalized cost related to issuance of bonds			573	2,061	808	1,901												1,095				487
Current debt outstanding	6,678,549	1,478,154															105,055									37,614	16,940	32,850
Amount of bonds redemption															661	5,783
Long-term debt outstanding																			$ 106,379				$ 58,684